UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06179
                                                    ----------------------------

             FLAHERTY & CRUMRINE PREFERRED INCOME FUND INCORPORATED
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
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               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                        Flaherty & Crumrine Incorporated
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300
                                                           -------------

                      Date of fiscal year end: NOVEMBER 30
                                              ------------

             Date of reporting period: JULY 1, 2006 - JUNE 30, 2007
                                      -----------------------------

          Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2006 TO JUNE 30, 2007

FORM N-PX SPREADSHEET*

REGISTRANT NAME:                              Flaherty & Crumrine Preferred Income Fund Incorporated
INVESTMENT COMPANY ACT FILE NUMBER:           811 - 06179
REPORTING PERIOD:                             07/01/2006 - 06/30/2007
REGISTRANT  ADDRESS:                          301 E. Colorado Boulevard, Suite 720, Pasadena, California 91101
NAME OF SERIES (AS APPLICABLE):

                                                                                                             FUND'S VOTE
                                                                                                             FOR OR
                                                                                                             AGAINST
                                                                                                             PROPOSAL, OR
                                                                                                    WHETHER  ABSTAIN;     WHETHER
                                                                                   WHO              FUND     FOR OR       VOTE
                                                                                   PROPOSED         CAST     WITHHOLD     WAS FOR
ISSUER OF         EXCHANGE                                                         MATTER:          VOTE     REGARDING    OR
PORTFOLIO         TICKER                SHAREHOLDER   SUMMARY OF                   ISSUER/          ON       ELECTION     AGAINST
SECURITY          SYMBOL   CUSIP #      MEETING DATE  MATTER VOTED ON              SHAREHOLDER      MATTER   OF DIRECTORS MANAGEMENT
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy        XEL     98389B506    5/23/2007 Approve directors                Issuer           Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy        XEL     98389B506    5/23/2007 Approve auditor                  Issuer           Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy        XEL     98389B506    5/23/2007 Separation of Chairman and CEO   Security Holder  Yes      Against      For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy        XEL     98389B506    5/23/2007 Financial performance
                                                  criteria for compensation        Security Holder  Yes      Against      For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy        XEL     98389B407    5/23/2007 Approve directors                Issuer           Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy        XEL     98389B407    5/23/2007 Approve auditor                  Issuer           Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy        XEL     98389B407    5/23/2007 Separation of Chairman and CEO   Security Holder  Yes      Against      For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy        XEL     98389B407    5/23/2007 Financial performance
                                                  criteria for compensation        Security Holder  Yes      Against      For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy        XEL     98389B308    5/23/2007 Approve directors                Issuer           Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy        XEL     98389B308    5/23/2007 Approve auditor                  Issuer           Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy        XEL     98389B308    5/23/2007 Separation of Chairman and CEO   Security Holder  Yes      Against      For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy        XEL     98389B308    5/23/2007 Financial performance
                                                  criteria for compensation        Security Holder  Yes      Against      For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy        XEL     98389B605    5/23/2007 Approve directors                Issuer           Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy        XEL     98389B605    5/23/2007 Approve auditor                  Issuer           Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy        XEL     98389B605    5/23/2007 Separation of Chairman and CEO   Security Holder  Yes      Against      For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy        XEL     98389B605    5/23/2007 Financial performance
                                                  criteria for compensation        Security Holder  Yes      Against      For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy        XEL     98389B704    5/23/2007 Approve directors                Issuer           Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy        XEL     98389B704    5/23/2007 Approve auditor                  Issuer           Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy        XEL     98389B704    5/23/2007 Separation of Chairman and CEO   Security Holder  Yes      Against      For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy        XEL     98389B704    5/23/2007 Financial performance
                                                  criteria for compensation        Security Holder  Yes      Against      For
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Power
& Light            WIS-P   976826875    5/23/2007 Approve directors                Issuer           Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Power
& Light            WIS-P   976826875    5/23/2007 Approve auditor                  Issuer           Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Power
& Light            WIS-P   976826503    5/23/2007 Approve directors                Issuer           Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Power
& Light            WIS-P   976826503    5/23/2007 Approve auditor                  Issuer           Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Power
& Light            WIS-P   976826305    5/23/2007 Approve directors                Issuer           Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Power
& Light            WIS-P   976826305    5/23/2007 Approve auditor                  Issuer           Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Scottish Re Group  SCT     G73537402    2/23/2007 Increase share capital
                                                  and other amendments             Issuer           Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Scottish Re Group  SCT     G73537402    2/23/2007 Issue convert.shares
                                                  that'll change control of SCT    Issuer           Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Scottish Re Group  SCT     G73537402    2/23/2007 Adjourn general
                                                  meeting if not enough
                                                  votes gotten                     Issuer            Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc PSA     74460D273     5/3/2007 Reorganize from a
                                                  California Corp to
                                                  Maryland REIT                    Issuer           Yes      Against      Against
---------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc PSA     74460D273     5/3/2007 Adjourn/Postpone annual
                                                  meeting if necessary             Issuer           Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc PSA     74460D232     5/3/2007 Reorganize from a California
                                                  Corp to Maryland REIT            Issuer           Yes      Against      Against
---------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc PSA     74460D232     5/3/2007 Adjourn/Postpone annual
                                                  meeting if necessary             Issuer           Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc PSA     74460D398     5/3/2007 Reorganize from a California
                                                  Corp to Maryland REIT            Issuer           Yes      Against      Against
---------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc PSA     74460D398     5/3/2007 Adjourn/Postpone annual
                                                  meeting if necessary             Issuer           Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc PSA     74460D257     5/3/2007 Reorganize from a California
                                                  Corp to Maryland REIT            Issuer           Yes      Against      Against
---------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc PSA     74460D257     5/3/2007 Adjourn/Postpone annual
                                                  meeting if necessary             Issuer           Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc PSA     74460D323     5/3/2007 Reorganize from a California
                                                  Corp to Maryland REIT            Issuer           Yes      Against      Against
---------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc PSA     74460D323     5/3/2007 Adjourn/Postpone annual
                                                  meeting if necessary             Issuer           Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc PSA     74460D380     5/3/2007 Reorganize from a California
                                                  Corp to Maryland REIT            Issuer           Yes      Against      Against
---------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc PSA     74460D380     5/3/2007 Adjourn/Postpone annual
                                                  meeting if necessary             Issuer           Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Pacific G&E        PCG     694308602    4/18/2007 Approve directors                Issuer           Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Pacific G&E        PCG     694308602    4/18/2007 Approve auditor                  Issuer           Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Pacific G&E        PCG     694308503    4/18/2007 Approve directors                Issuer           Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Pacific G&E        PCG     694308503    4/18/2007 Approve auditor                  Issuer           Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Pacific G&E        PCG     694308800    4/18/2007 Approve directors                Issuer           Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Pacific G&E        PCG     694308800    4/18/2007 Approve auditor                  Issuer           Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
New York
Community
Bancorp            NYB     649445103    5/30/2007 Approve directors                Issuer           Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
New York
Community
Bancorp            NYB     649445103    5/30/2007 Approve auditor                  Issuer           Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------

*Complete for each series of the Registrant, as applicable.

                                   SIGNATURES

          Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          Registrant    FLAHERTY & CRUMRINE PREFERRED INCOME FUND INCORPORATED

          By (Signature and Title)* /S/ DONALD F. CRUMRINE
                                   ---------------------------------------------
                                   Donald F. Crumrine, Chief Executive Officer
                                   (Principal Executive Officer)

          Date 08/24/07
              ------------------------------------------------------------------

          *Print the name and title of each signing officer under his or her signature.